Financial liabilities at fair value through profit or loss - Derivative financial liabilities FVTPL (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Liabilities [Abstract]
Foreign Currency Forwards	[1]	$ 2,145,218	$ 1,041,154
TOTAL		$ 2,145,218	$ 1,041,154

[1]	The notional amounts are disclosed in note 5.2.